New accounting standards	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
New accounting standards [Text block]

3. New accounting standards

Amendments to IFRS 3 Business Combinations

On October 22, 2018, the IASB issued amendments to the guidance in IFRS 3 Business Combinations. Under the amendments, the definition of a business is amended and requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term "outputs" is also amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits. IFRS 3 also introduces an optional fair value concentration test. The amendments, which were effective at the latest for acquisitions completed by the Company after January 1, 2020, were early adopted on January 1, 2019.

IFRS 16 Leases

On January 1, 2019, the Company adopted IFRS 16 Leases. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, which is the customer ("lessee") and the supplier ("lessor"). IFRS 16 replaces IAS 17 Leases, and related interpretations. All leases result in the lessee obtaining the right to use an asset at the start of the lease and incurring a financing obligation corresponding to the lease payments to be made over time. Accordingly, for lessees, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as was required by IAS 17 and, instead, introduces a single lessee accounting model.

Applying that model, a lessee is required to recognize:

i) assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value; and

ii) amortization of lease assets separately from interest on lease liabilities in the statement of loss.

Management has reviewed all of the Company's leasing arrangements in light of the requirements of IFRS 16. The standard affects primarily the accounting for the Company's operating leases.

The Company applied the simplified transition approach and, consequently, did not restate comparative figures for 2018. Right-of-use assets and related lease liabilities were recognized on January 1, 2019 for non-cancellable operating lease commitments that amounted to $13.0 million.

The Company applies the exceptions for short-term leases and, as such, short-term leases for which commitments amounted to approximately $0.6 million as at December 31, 2018 continue to be recognized on a straight-line basis as general and administrative expense in the consolidated statement of loss.

Right-of-use assets for property leases were measured on transition as if the new standard had been applied since the respective leases' commencement date but using the Company's incremental borrowing rate of 4.79% as at January 1, 2019.

The Company recognized right-of-use assets of $9.4 million on January 1, 2019 (presented under mining interests and plant and equipment on the consolidated balance sheet), lease liabilities of $10.0 million and deferred tax assets of $0.1 million. Overall, net assets were approximately $0.4 million lower, and net current assets were $0.7 million lower due to the presentation of a portion of the lease liability as a current liability. Since January 1, 2019, payments attributed to the principal portion of the lease liabilities are classified as cash flows from financing activities.

The Company's activities as a lessor are not material.

IFRIC 23 Uncertainty over Income Tax Treatments

On January 1, 2019, the Company adopted IFRIC 23 Uncertainty over Income Tax Treatments. IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. In particular, it discusses how to determine the appropriate unit of account, and that each uncertain tax treatment should be considered separately or together as a group, depending on which approach better predicts the resolution of the uncertainty, that the entity should assume a tax authority will examine the uncertain tax treatments and have full knowledge of all related information, ie that detection risk should be ignored, that the entity should reflect the effect of the uncertainty in its income tax accounting when it is not probable that the tax authorities will accept the treatment, that the impact of the uncertainty should be measured using either the most likely amount or the expected value method, depending on which method better predicts the resolution of the uncertainty, and that the judgements and estimates made must be reassessed whenever circumstances have changed or there is new information that affects the judgements. The adoption of IFRIC 23 had no impact on the consolidated financial statements for the year ended December 31, 2019.